Accounts Receivable, Net (Tables)	12 Months Ended
Jun. 30, 2022
Receivables [Abstract]
Schedule of accounts receivable
	As of June 30,
	2021	2022	2022
	RMB	RMB	US$

Accounts receivable	62,046	66,399	9,913
Allowance for doubtful accounts	6,892	6,892	1,029
Accounts receivable, net	55,154	59,507	8,884